Per Share Data - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	3,182,417	2,783,978	2,496,724